CONSOLIDATED STATEMENTS OF CASH FLOWS - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Net cash flows from operating activities
Profit after tax	€ 3,370	€ 4,088	€ 4,046
Adjustments to reconcile profit after tax to net cash flow from operating activities:
Depreciation and amortization	1,872	1,362	1,272
Share-based payment expense	1,835	830	1,120
Income tax expense	1,226	1,511	983
Financial income, net	(198)	47	(188)
Decrease/increase in allowances on trade receivables	14	(67)	(32)
Other adjustments for non-cash items	(54)	3	(9)
Decrease/increase in trade and other receivables	(1,469)	136	(309)
Decrease/increase in other assets	(583)	(477)	(325)
Increase/decrease in trade payables, provisions, and other liabilities	328	240	63
Increase/decrease in contract liabilities	984	(561)	718
Share-based payments	(1,257)	(971)	(849)
Interest paid	(341)	(251)	(200)
Interest received	97	99	88
Income taxes paid, net of refunds	(2,329)	(1,687)	(1,332)
Net cash flows from operating activities	3,496	4,303	5,045
Net cash flows from investing activities
Cash flows for business combinations, net of cash and cash equivalents acquired	(6,215)	(2,140)	(291)
Proceeds from sale of subsidiaries or businesses	61	0	0
Purchase of intangible assets and property, plant, and equipment	(817)	(1,458)	(1,275)
Proceeds from sales of intangible assets or property, plant, and equipment	71	57	97
Purchase of equity or debt instruments of other entities	(900)	(1,013)	(2,914)
Proceeds from sales of equity or debt instruments of other entities	778	1,488	3,272
Net cash flows from investing activities	(7,021)	(3,066)	(1,112)
Net cash flows from financing activities
Dividends paid	(1,790)	(1,671)	(1,499)
Dividends paid on non-controlling interests	(17)	(7)	(45)
Purchase of treasury shares	0	0	(500)
Proceeds from borrowings	3,622	6,368	27
Repayments of borrowings	(1,309)	(1,407)	(1,391)
Payments of lease liabilities	(403)	0	0
Transactions with non-controlling interests	0	0	2
Net cash flows from financing activities	102	3,283	(3,406)
Effect of foreign currency rates on cash and cash equivalents	110	97	(218)
Net decrease/increase in cash and cash equivalents	(3,313)	4,617	309
Cash and cash equivalents at the beginning of the period	8,627	4,011	3,702
Cash and cash equivalents at the end of the period	€ 5,314	€ 8,627	€ 4,011